Nanophase Technologies Corporation

1319 Marquette Drive

Romeoville, Illinois 60446

(630) 771-6708

December 19, 2023

VIA EDGAR

United States Securities

and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Uwem Bassey

Re:	Nanophase Technologies Corporation
Registration Statement on Form S-1
File No. 333-275696

Ladies and Gentlemen:

Pursuant to Rule 461 (“Rule 461”) of Regulation C of the General Rules and Regulations under the Securities Act of 1933, as amended, Globalstar, Inc. (the “Company”) hereby requests that the above-referenced Registration Statement be declared effective at 4:15 p.m., Eastern Time, on December 21, 2023, or as soon as practicable thereafter.

If there is any change in the acceleration request set forth above, the Company will promptly notify you of the change, in which case the Company may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461. The request may be made by an executive officer of the Company or by any attorney from the Company’s counsel, Taft Stettinius & Hollister LLP.

Very truly yours,

By:	/s/ Jess A. Jankowski
Name: Jess A. Jankowski
Title: Chief Executive Officer

cc:	David L. Weinstein, Taft Stettinius & Hollister LLP

Blake T. Johnson, Taft Stettinius & Hollister LLP